Morgan Stanley Income Securities Inc.
LETTER TO THE SHAREHOLDERS - MARCH 31, 2002

Dear Shareholder:

The six months ended March 31, 2002, began with the economy reeling from the aftershocks of the September 11 attacks and finished with clear evidence of a recovery in progress. The September events came at a time when the economy already had been weakening for some months. The attacks caused a sharp drop in confidence, prompting most analysts to agree that the economy was in recession. America rose to the occasion: the Federal Reserve provided additional monetary stimulus, and the president and Congress put recovery plans in place and authorized additional funds for defense. These stimuli were in addition to an already accommodative monetary stance, tax rebates and anticipated tax reductions that had already been signed into law. By the end of the year, the first evidence was appearing to suggest that a recovery was in progress. By the end of the six-month period, this progress was clear.

Fixed-Income Overview

It is not surprising that yields on U.S. government securities plummeted as the economy softened following the September attacks and continued to fall through early November as concerns about the economy mounted. Market participants were pessimistic at the beginning of the period, and their pessimism continued to deepen as government securities grew even more fully valued relative to likely future economic activity. We gradually reduced the interest-rate sensitivity of Morgan Stanley Income Securities to limit the potential effect of any subsequent rise in interest rates.

In recent years, the fixed-income markets have increasingly tended to turn before the first hard economic data arrived to provide supportive evidence. During the review period, interest rates started rising in early November, even though the first data portending recovery were not released until late December. Rates rose through the end of the review period as it became clear that the more pessimistic view discussed above was unrealistic. As rates approached levels more consistent with the changing economic outlook, we gradually increased the Fund's interest-rate sensitivity, bringing it in line with market benchmarks by the end of the period.

Nongovernment securities, which accounted for 96.6 percent of the Fund's holdings at the end of the fiscal year, followed a somewhat different pattern. Interest-rate spreads between Treasury securities and nongovernment securities had been wide relative to historic averages for most of the past 12 months. These spreads widened further after September 11 and remained wide for corporate securities at the beginning of the period. Securities issued by corporations that might be adversely affected by a slower economy performed poorly as others performed relatively well. Toward the end of the year, this division began to fade as expectations for a recovery set in. Then

Morgan Stanley Income Securities Inc.
LETTER TO THE SHAREHOLDERS - MARCH 31, 2002 continued

a different separation emerged in the post-Enron environment. Securities issued by companies that were perceived to have used aggressive accounting practices performed poorly through the end of the review period.

Performance and Portfolio Strategy

For the six-month period ended March 31, 2002, the Fund produced a total return of 0.37 percent, based on a change in net asset value and reinvestment of distributions. Based on the Fund's market price on the New York Stock Exchange and reinvestment of distributions, the Fund's total return for the period was -1.60 percent. The Fund's performance reflected the rise in interest rates over the period. The Fund was somewhat handicapped by specific corporate security selections within the environment described above.

On March 31, 2002, the portfolio's effective duration, a measure of interest-rate sensitivity, was 7.41 years. The Fund's corporate bonds are, in our view, attractively valued relative to other investment-grade fixed-income sectors.

In April 2002, David S. Horowitz, a Vice President of the Investment Manager, and Scott F. Richard, a Managing Director of the Investment Manager, were named primary portfolio managers of the Fund. Mr. Horowitz and Mr. Richard are members of the Investment Manager's Taxable Fixed Income team and have been managing portfolios for the Investment Manager and its investment advisory affiliates for more than five years.

Looking Ahead

We believe that for the immediate future the economy will continue to recover but will be likely to do so without the exaggerated, rapid growth that often characterizes the early stage of a recovery and with inflation staying at acceptable levels. As noted, interest rates had already risen appreciably through the end of the review period, finishing the period near levels for intermediate-term maturities that are consistent with likely future economic activity. Consequently, we believe that there is no reason to expect intermediate-term rates to rise appreciably further, although there is good reason to expect the Federal Reserve to bring the federal funds rate back up to more normal levels. We also believe that some of the widening of spreads for corporate securities will be reversed as the economy improves and as corporations bring their accounting practices in line with what are now viewed as acceptable standards. Such an outlook would likely be relatively advantageous for corporate securities, which constitute a significant portion of the Fund's portfolio.

Morgan Stanley Income Securities Inc.
LETTER TO THE SHAREHOLDERS - MARCH 31, 2002 continued

We would again like to remind shareholders that the Directors have approved a procedure whereby the Fund may, when appropriate, repurchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. In accordance with this procedure, 43,000 shares of the Fund were purchased on the NYSE during the six-month period ended March 31, 2002.

We appreciate your ongoing support of Morgan Stanley Income Securities and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

Morgan Stanley Income Securities Inc.
RESULTS OF ANNUAL MEETING

                             *         *         *

On December 18, 2001, an annual meeting of the Fund's shareholders was held to vote on two separate matters, the results of which were as follows:

(1) Election of Directors:

Michael Bozic
For..................  9,326,186
Withheld.............    328,802

Charles A. Fiumefreddo
For..................  9,314,049
Withheld.............    340,939

Edwin J. Garn
For..................  9,322,370
Withheld.............    332,618

Wayne E. Hedien
For..................  9,327,613
Withheld.............    327,375

James F. Higgins
For..................  9,326,200
Withheld.............    328,788

Manuel H. Johnson
For..................  9,331,623
Withheld.............    323,365

Michael E. Nugent
For..................  9,323,294
Withheld.............    331,694

Philip J. Purcell
For..................  9,323,381
Withheld.............    331,607

John L. Schroeder
For..................  9,328,817
Withheld.............    326,171

(2) Approval of an amendment to the Articles of Incorporation of the Fund to change the name of the Fund to "Morgan Stanley Income Securities Inc.":

     For..............................................  9,179,201
     Against..........................................    197,127
     Abstain..........................................    278,660

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------------
            Corporate Bonds (93.9%)
            Aerospace & Defense (5.3%)
 $  875     Lockheed Martin Corp. ....................................   8.20 %  12/01/09   $    971,754
    500     Lockheed Martin Corp. ....................................   7.75    05/01/26        533,887
  6,255     Raytheon Co. .............................................   8.20    03/01/06      6,703,526
    400     Raytheon Co. .............................................   8.30    03/01/10        433,749
    708     Systems 2001 Asset Trust - 144A*..........................   7.156   12/15/11        727,296
    676     Systems 2001 Asset Trust - 144A*..........................   6.664   09/15/13        690,084
                                                                                            ------------
                                                                                              10,060,296
                                                                                            ------------
            Air Freight/Couriers (1.1%)
  2,000     FedEx Corp. ..............................................   7.25    02/15/11      2,034,898
                                                                                            ------------
            Airlines (1.2%)
    907     America West Airlines.....................................   8.37    04/02/07        811,101
  1,596     Continental Airlines Inc. ................................   6.90    01/02/18      1,530,688
                                                                                            ------------
                                                                                               2,341,789
                                                                                            ------------
            Alternative Power Generation (0.5%)
  1,125     Calpine Corp. ............................................   8.50    02/15/11        897,188
                                                                                            ------------
            Auto Parts: O.E.M. (1.2%)
    205     Arvinmeritor..............................................   8.75    03/01/12        211,779
  1,995     Dana Corp. ...............................................   9.00    08/15/11      1,975,050
                                                                                            ------------
                                                                                               2,186,829
                                                                                            ------------
            Broadcasting (0.8%)
  1,400     Clear Channel Communications, Inc. .......................   7.65    09/15/10      1,425,630
                                                                                            ------------
            Cable/Satellite TV (4.5%)
    390     Adelphia Communications...................................   7.875   05/01/09        331,500
    290     Charter Communications Holdings, Inc. ....................   0.00    01/15/10        194,300
    155     Charter Communications Holdings, Inc. ....................   0.00    01/15/11         96,875
  1,085     Charter Communications Holdings, Inc. ....................   0.00    05/15/11        629,300
  1,640     Comcast Cable Communications..............................   6.75    01/30/11      1,596,656
  1,045     Comcast Cable Communciations..............................   8.375   05/01/07      1,124,105
  1,445     Cox Communications, Inc. .................................   7.75    11/01/10      1,473,597
  2,005     CSC Holdings, Inc. .......................................   7.625   04/01/11      1,937,640
    865     CSC Holdings, Inc. .......................................   7.625   07/15/18        780,879
    390     TCI Communications, Inc. .................................   7.875   02/15/26        383,929
                                                                                            ------------
                                                                                               8,548,781
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------------
            Casino/Gaming (2.0%)
 $1,840     Harrah's Operating Co., Inc. .............................   8.00 %  02/01/11   $  1,919,834
  1,955     Park Place Entertainment..................................   7.50    09/01/09      1,933,188
                                                                                            ------------
                                                                                               3,853,022
                                                                                            ------------
            Chemicals: Specialty (0.1%)
    165     Millennium America, Inc. .................................   9.25    06/15/08        169,950
                                                                                            ------------
            Computer Processing Hardware (0.6%)
  1,100     Sun Microsystems, Inc. ...................................   7.65    08/15/09      1,128,502
                                                                                            ------------
            Department Stores (3.4%)
  2,800     Federated Department Stores, Inc. ........................   6.625   09/01/08      2,803,275
    610     May Department Stores Co. ................................   5.95    11/01/08        598,509
    265     May Department Stores Co. ................................   6.70    09/15/28        249,579
    450     May Department Stores Co. ................................   6.90    01/15/32        428,870
  2,800     Neiman Marcus Group Inc. .................................   7.125   06/01/28      2,237,567
                                                                                            ------------
                                                                                               6,317,800
                                                                                            ------------
            Drugstore Chains (0.7%)
  1,240     CVS Corp..................................................   5.50    02/15/04      1,265,270
                                                                                            ------------
            Electric Utilities (3.1%)
    980     American Electric Power (Series A)........................   6.125   05/15/06        973,014
  1,000     CMS Energy Corp. (Series B)...............................   6.75    01/15/04        990,000
     95     Exelon Corp. .............................................   6.75    05/01/11         94,675
  1,260     Mirant Americas General...................................   7.625   05/01/06      1,165,500
    565     Mirant Americas General - 144A*...........................   7.20    10/01/08        502,850
    920     PG&E National Energy Group................................  10.375   05/16/11        952,200
  1,160     PSEG Energy Holdings......................................   9.125   02/10/04      1,163,975
                                                                                            ------------
                                                                                               5,842,214
                                                                                            ------------
            Environmental Services (2.4%)
    715     Republic Services Inc. ...................................   6.75    08/15/11        704,652
  3,905     USA Waste Services, Inc. .................................   7.125   10/01/07      3,896,608
                                                                                            ------------
                                                                                               4,601,260
                                                                                            ------------
            Finance/Rental/Leasing (4.7%)
  1,395     Ford Motor Credit Corp. ..................................   7.375   10/28/09      1,368,459
    250     Ford Motor Credit Corp. ..................................   7.25    10/25/11        240,673
  1,465     Hertz Corp. ..............................................   7.625   08/15/07      1,439,231
    100     Hertz Corp. ..............................................   7.40    03/01/11         93,127
  2,830     Household Finance Co. ....................................   6.75    05/15/11      2,745,999

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------------
 $2,150     Jet Equipment Trust - 144A*...............................  11.79 %  06/15/13   $  1,064,250
  1,875     MBNA America Bank N.A. ...................................   6.50    06/20/06      1,873,937
                                                                                            ------------
                                                                                               8,825,676
                                                                                            ------------
            Financial Conglomerates (8.2%)
  2,620     American Express Co. .....................................   5.50    09/12/06      2,603,250
    150     Case Credit Corp..........................................   6.125   02/15/03        145,523
  3,860     General Electric Capital Corp. ...........................   6.75    03/15/32      3,730,728
    495     General Motors Acceptance Corp. ..........................   6.875   09/15/11        478,210
  2,020     General Motors Acceptance Corp. ..........................   8.00    11/01/31      2,021,850
  2,885     J.P. Morgan Chase & Co. ..................................   6.75    02/01/11      2,890,822
  2,380     Prudential Holdings - 144A*...............................   8.695   12/18/23      2,470,226
    920     Prudential Holdings - 144A*...............................   7.245   12/18/23        922,254
                                                                                            ------------
                                                                                              15,262,863
                                                                                            ------------
            Financial Publishing/Services (0.2%)
    395     Reed Elsevier Capital.....................................   6.75    08/01/11        397,410
                                                                                            ------------
            Food Retail (0.8%)
  1,150     Kroger Co. ...............................................   7.70    06/01/29      1,194,235
    360     Kroger Co. ...............................................   7.50    04/01/31        364,199
                                                                                            ------------
                                                                                               1,558,434
                                                                                            ------------
            Food: Meat/Poultry/Fish (0.3%)
    575     Smithfield Foods Inc. ....................................   8.00    10/15/09        585,063
                                                                                            ------------
            Foreign Government Obligations (3.4%)
  3,000     Israel (State of).........................................   7.25    12/15/28      2,826,879
  3,395     United Mexican States (Mexico)............................   8.375   01/14/11      3,556,263
                                                                                            ------------
                                                                                               6,383,142
                                                                                            ------------
            Gas Distributors (3.0%)
  1,985     CMS Panhandle Holding Co. ................................   7.00    07/15/29      1,651,308
    210     Consolidated Natural Gas Co. .............................   6.25    11/01/11        200,372
  2,780     Nisource Finance Corp. ...................................   7.625   11/15/05      2,778,654
    920     Ras Laffan Liquid Natural Gas Co. Ltd - 144A* (Qatar).....   8.294   03/15/14        937,940
    164     Ras Laffan Liquid Natural Gas Co. Ltd - 144A* (Qatar).....   7.628   09/15/06        169,572
                                                                                            ------------
                                                                                               5,737,846
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------------
            Home Building (2.4%)
 $1,900     Centex Corp. .............................................   7.875 % 02/01/11   $  1,960,606
  2,565     Pulte Homes Inc. .........................................   7.875   08/01/11      2,567,742
                                                                                            ------------
                                                                                               4,528,348
                                                                                            ------------
            Home Furnishings (0.3%)
    600     Mohawk Industries Inc. ...................................   7.20    04/15/12        603,330
                                                                                            ------------
            Home Improvement Chains (0.7%)
  1,035     Lowe's Companies, Inc. ...................................   6.50    03/15/29        964,125
    405     Lowes Companies, Inc. ....................................   6.875   02/15/28        395,322
                                                                                            ------------
                                                                                               1,359,447
                                                                                            ------------
            Hospital/Nursing Management (1.8%)
  1,000     Columbia/HCA Healthcare Corp. ............................   7.19    11/15/15        969,204
     85     Columbia/HCA Healthcare Corp. ............................   9.00    12/15/14         95,960
    910     Manor Care, Inc. .........................................   8.00    03/01/08        939,575
  1,445     Tenet Healthcare Corp. ...................................   6.875   11/15/31      1,331,368
                                                                                            ------------
                                                                                               3,336,107
                                                                                            ------------
            Hotels/Resorts/Cruiselines (0.2%)
    325     Marriott International....................................   7.00    01/15/08        322,460
                                                                                            ------------
            Industrial Conglomerates (2.7%)
  1,910     Honeywell International...................................   6.125   11/01/11      1,860,657
    725     Tyco International Group S.A. ............................   6.375   02/15/06        663,629
  2,870     Tyco International Group S.A. ............................   6.375   10/15/11      2,554,125
                                                                                            ------------
                                                                                               5,078,411
                                                                                            ------------
            Investment Bankers/Brokers/Services (2.3%)
    525     Credit Suisse F/B USA, Inc. ..............................   5.875   08/01/06        529,890
  1,370     Goldman Sachs Group Inc. .................................   6.875   01/15/11      1,376,595
    485     Goldman Sachs Group Inc. .................................   6.60    01/15/12        477,339
  1,935     Lehman Brothers Holdings Inc. ............................   6.625   01/18/12      1,899,044
                                                                                            ------------
                                                                                               4,282,868
                                                                                            ------------
            Life/Health Insurance (3.1%)
    970     Hartford Life, Inc. ......................................   7.375   03/01/31        983,094
  1,840     John Hancock Financial Services, Inc. ....................   7.375   02/15/24      1,793,267
    765     Metropolitan Life Insurance Co. ..........................   7.80    11/01/25        784,650
  1,125     Nationwide Mutual Insurance - 144A*.......................   7.50    02/15/24      1,045,395

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------------
 $  480     Nationwide Mutual Insurance - 144A*.......................   8.25 %  12/01/31   $    482,610
    775     New England Mutual Life Insurance Co. ....................   7.875   02/15/24        787,972
                                                                                            ------------
                                                                                               5,876,988
                                                                                            ------------
            Major Telecommunications (6.0%)
  1,000     AT&T Corp. ...............................................   8.625   12/01/31        993,679
  1,150     AT&T Corp. - 144A*........................................   8.00    11/15/31      1,116,434
    100     AT&T Corp. - 144A*........................................   7.30    11/15/11         96,257
    785     GTE Corp. ................................................   6.94    04/15/28        744,915
  2,625     Sprint Capital Corp. .....................................   5.70    11/15/03      2,518,385
  1,510     Telus Corp. ..............................................   8.00    06/01/11      1,551,101
  1,655     Verizon New England Inc. .................................   6.50    09/15/11      1,616,223
  3,500     WorldCom, Inc. ...........................................   6.95    08/15/28      2,438,369
                                                                                            ------------
                                                                                              11,075,363
                                                                                            ------------
            Managed Health Care (4.7%)
  2,905     Aetna, Inc. ..............................................   7.875   03/01/11      2,862,325
  1,755     Cigna Corp................................................   6.375   10/15/11      1,716,071
  2,105     Healthnet, Inc............................................   8.375   04/15/11      2,189,116
    970     UnitedHealth Group Inc. ..................................   5.20    01/17/07        943,577
  1,040     Wellpoint Health Network Inc. ............................   6.375   06/15/06      1,054,716
                                                                                            ------------
                                                                                               8,765,805
                                                                                            ------------
            Media Conglomerates (4.0%)
  2,640     AOL Time Warner Inc. .....................................   7.625   04/15/31      2,627,721
  3,000     News America Holdings, Inc. ..............................   7.25    05/18/18      2,781,057
    225     News America Holdings, Inc. ..............................   7.75    01/20/24        214,050
    620     Viacom Inc. ..............................................   7.70    07/30/10        663,577
  1,285     Viacom Inc. ..............................................   6.625   05/15/11      1,286,532
                                                                                            ------------
                                                                                               7,572,937
                                                                                            ------------
            Medical/Dental Distributors (0.2%)
    355     Amerisource Bergen Corp. .................................   8.125   09/01/08        370,975
                                                                                            ------------
            Motor Vehicles (2.2%)
    950     DaimlerChrysler North America Holding Corp. ..............   8.00    06/15/10        993,191
    415     DaimlerChrysler North America Holding Corp. ..............   8.50    01/18/31        445,249
  2,600     Ford Motor Co. ...........................................   8.875   11/15/22      2,673,561
                                                                                            ------------
                                                                                               4,112,001
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------------
            Multi-Line Insurance (2.2%)
 $1,355     AIG SunAmerica Gobal Financial - 144A*....................   6.90 %  03/15/32   $  1,341,277
  1,680     Farmers Exchange Capital - 144A*..........................   7.05    07/15/28      1,290,416
  1,580     Farmers Insurance Exchange - 144A*........................   8.625   05/01/24      1,464,745
                                                                                            ------------
                                                                                               4,096,438
                                                                                            ------------
            Oil & Gas Pipelines (0.8%)
    730     Transcont Gas Pipe Corp. .................................   7.00    08/15/11        667,094
  1,000     Williams Companies, Inc. (Series A).......................   7.50    01/15/31        898,775
                                                                                            ------------
                                                                                               1,565,869
                                                                                            ------------
            Oil & Gas Production (0.9%)
  1,825     Vintage Petroleum.........................................   7.875   05/15/11      1,706,375
                                                                                            ------------
            Other Metals/Minerals (1.0%)
  2,250     Cyprus Amax Minerals Co. .................................   8.375   02/01/23      1,854,367
                                                                                            ------------
            Property - Casualty Insurers (0.1%)
    220     Florida Windstorm - 144A*.................................   7.125   02/25/19        220,792
                                                                                            ------------
            Publishing: Newspapers (0.1%)
    245     Belo Corporation..........................................   8.00    11/01/08        249,245
                                                                                            ------------
            Pulp and Paper (0.3%)
    645     Meadwestvaco Corp.........................................   6.85    04/01/12        639,034
                                                                                            ------------
            Real Estate Development (0.1%)
    214     World Financial Property Towers (Series B) - 144A*........   6.91    09/01/13        213,199
                                                                                            ------------
            Real Estate Investment Trust (2.2%)
  1,930     EOP Operating L.P. .......................................   6.763   06/15/07      1,958,605
    425     Istar Financial Inc. .....................................   8.75    08/15/08        437,810
  1,805     Simon Property Group L.P. ................................   6.375   11/15/07      1,767,577
                                                                                            ------------
                                                                                               4,163,992
                                                                                            ------------
            Savings Banks (1.0%)
    910     GS Escrow Corp. ..........................................   7.125   08/01/05        900,754
    850     Washington Mutual Inc. ...................................   8.25    04/01/10        920,164
                                                                                            ------------
                                                                                               1,820,918
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------------
            Services to the Health Industry (1.7%)
 $2,360     Anthem Insurance - 144A*..................................   9.125%  04/01/10   $  2,557,121
    600     Healthsouth Corp..........................................   8.375   10/01/11        624,000
                                                                                            ------------
                                                                                               3,181,121
                                                                                            ------------
            Specialty Telecommunications (3.9%)
  2,000     Frontier Corp. ...........................................   7.25    05/15/04        280,000
  1,240     Global Crossing Holding Ltd. .............................   8.70    08/01/07         40,300
  3,025     Intermedia Communication Inc. ............................   0.00    07/15/07      2,783,000
    125     Intermedia Communication Inc. ............................   0.00    03/01/09         97,500
  5,190     Qwest Capital Funding.....................................   7.25    02/15/11      4,216,325
                                                                                            ------------
                                                                                               7,417,125
                                                                                            ------------
            Trucks/Construction/Farm Machinery (0.1%)
    255     Case Corporation..........................................   6.25    12/01/03        241,017
                                                                                            ------------
            Wireless Communications (1.4%)
    520     AT&T Wireless Services, Inc. .............................   7.875   03/01/11        518,794
  1,300     AT&T Wireless Services, Inc. .............................   8.75    03/01/31      1,349,847
  1,140     Nextel Communications, Inc. ..............................   9.375   11/15/09        758,100
                                                                                            ------------
                                                                                               2,626,741
                                                                                            ------------
            Total Corporate Bonds (Cost $185,863,904)....................................    176,705,136
                                                                                            ------------
            Asset-Backed Security (0.4%)
            Financial Conglomerates
    800     American Express Credit Assets (Cost $799,869)............   5.53    10/15/08        811,414
                                                                                            ------------
            Convertible Bond (0.5%)
            Telecommunication Equipment
  1,850     Corning Inc. (Cost $1,018,928) ...........................   0.00    11/08/15        948,125
                                                                                            ------------
            Short-Term Investments (3.4%)
            U.S. Government Obligation (a) (0.4%)
    700     U.S. Treasury Bill (Cost $699,402)........................   1.81    04/18/02        699,402
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO OF INVESTMENTS - MARCH 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------------
            Repurchase Agreement (3.0%)
 $5,633     Joint repurchase agreement (dated 03/28/02;
              proceeds $5,634,212) (b) (Cost $5,633,000)..............   1.936%  04/01/02   $  5,633,000
                                                                                            ------------

            Total Short-Term Investments (Cost $6,332,402)...............................      6,332,402
                                                                                            ------------
            Total Investments (Cost $194,015,103) (c)...................             98.2%   184,797,077
            Other Assets in Excess of Liabilities.......................              1.8      3,332,867
                                                                                    -----   ------------
            Net Assets..................................................            100.0%  $188,129,944
                                                                                    =====   ============

---------------------

    *    Resale is restricted to qualified institutional investors.
    (a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
    (b)  Collateralized by federal agency and U.S. Treasury obligations.
    (c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,354,355 and the aggregate gross unrealized depreciation is $10,572,381, resulting in net unrealized depreciation of $9,218,026.

Futures Contracts Open at March 31, 2002:

                           DESCRIPTION/      UNDERLYING     UNREALIZED
NUMBER OF                DELIVERY MONTH,    FACE AMOUNT    APPRECIATION/
CONTRACTS   LONG/SHORT       AND YEAR         AT VALUE     DEPRECIATION
---------   ----------   ----------------   ------------   -------------
    78         Long..     U.S. Treasury
                               Note
                            June 2002       $ 8,091,282     $ (182,104)
   180         Short..    U.S. Treasury
                               Note
                            June 2002       (18,441,563)       527,000
    25         Short..    U.S. Treasury
                               Bond
                            June 2002        (2,453,906)        21,444
                                                            ----------
            Net unrealized appreciation.................    $  366,340
                                                            ==========

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2002 (unaudited)

Assets:
Investments in securities, at value
  (cost $194,015,103).......................................  $184,797,077
Receivable for:
    Investments sold........................................     1,309,095
    Interest................................................     3,495,946
    Variation margin........................................        90,365
                                                              ------------
    Total Assets............................................   189,692,483
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................     1,245,519
    Investment management fee...............................        96,240
Accrued expenses and other payables.........................       220,780
                                                              ------------
    Total Liabilities.......................................     1,562,539
                                                              ------------
    Net Assets..............................................  $188,129,944
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $214,919,043
Net unrealized depreciation.................................    (8,851,686)
Dividends in excess of net investment income................      (142,932)
Accumulated net realized loss...............................   (17,794,481)
                                                              ------------
    Net Assets..............................................  $188,129,944
                                                              ============
Net Asset Value Per Share,
  11,352,818 shares outstanding (15,000,000 shares
  authorized of $.01 par value).............................         $16.57
                                                              =============

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended March 31, 2002 (unaudited)

Net Investment Income:

Interest Income.............................................  $ 7,090,541
                                                              -----------
Expenses
Investment management fee...................................      482,099
Transfer agent fees and expenses............................       84,401
Professional fees...........................................       25,378
Custodian fees..............................................       13,843
Registration fees...........................................       12,440
Shareholder reports and notices.............................       11,459
Directors' fees and expenses................................        9,699
Other.......................................................        4,604
                                                              -----------
    Total Expenses..........................................      643,923
                                                              -----------
    Net Investment Income...................................    6,446,618
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net realized gain/loss on:
    Investments.............................................      515,549
    Futures contracts.......................................      809,110
                                                              -----------
    Net Gain................................................    1,324,659
                                                              -----------
Net change in unrealized appreciation/depreciation on:
    Investments.............................................   (8,047,264)
    Futures contracts.......................................      887,776
                                                              -----------
    Net Depreciation........................................   (7,159,488)
                                                              -----------
    Net Loss................................................   (5,834,829)
                                                              -----------
Net Increase................................................  $   611,789
                                                              ===========

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                               FOR THE SIX      FOR THE YEAR
                                                              MONTHS ENDED          ENDED
                                                              MARCH 31, 2002   SEPTEMBER 30, 2001
                                                               ------------       ------------
                                                               (unaudited)

Increase (Decrease) in Net Assets:

Operations:
Net investment income.......................................   $  6,446,618       $ 14,621,363
Net realized gain (loss)....................................      1,324,659         (7,881,947)
Net change in unrealized depreciation.......................     (7,159,488)        11,352,019
                                                               ------------       ------------

    Net Increase............................................        611,789         18,091,435

Dividends to shareholders from net investment income........     (6,651,864)       (15,044,315)
Decrease from capital stock transactions....................       (693,221)          (314,669)
                                                               ------------       ------------

    Net Increase (Decrease).................................     (6,733,296)         2,732,451

Net Assets:
Beginning of period.........................................    194,863,240        192,130,789
                                                               ------------       ------------
End of Period
(Including dividends in excess of net investment income of
$142,932 and accumulated undistributed net investment income
of $610,275, respectively)..................................   $188,129,944       $194,863,240
                                                               ============       ============

                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2002 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Income Securities Inc. (the "Fund"), formerly Morgan Stanley Dean Witter Income Securities Inc., is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's primary investment objective is to provide as high a level of current income as is consistent with prudent investment and, as a secondary objective, capital appreciation. The Fund commenced operations on April 6, 1973.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (5) certain portfolio securities may be valued by an outside pricing service approved by the Directors. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (6) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2002 (UNAUDITED) continued

at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indicies at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains or losses. Upon closing of the contact, the Fund realized a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2002 (UNAUDITED) continued

reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued weekly and payable monthly, by applying the annual rate of 0.50% to the Fund's weekly net assets.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended March 31, 2002 aggregated $72,110,057 and $75,827,326, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $1,074,219 and $1,077,617, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended March 31, 2002 included in Directors' fees and expenses in the Statement of Operations amounted to $3,704. At March 31, 2002, the Fund had an accrued pension liability of $57,096 which is included in accrued expenses in the Statement of Assets and Liabilities.

4. Dividends

On March 26, 2002, the Fund declared the following dividends from net investment income:

 AMOUNT       RECORD         PAYABLE
PER SHARE      DATE           DATE
---------  -------------  -------------
 $0.0975   April 5, 2002  April 19, 2002
 $0.0975   May 3, 2002    May 17, 2002
 $0.0975   June 7, 2002   June 21, 2002

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2002 (UNAUDITED) continued

5. Capital Stock

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, September 30, 2000.................................  11,415,818   $114,156    $215,812,777
Treasury shares purchased and retired (weighted average
  discount 5.56%)*..........................................     (20,000)      (200)       (314,469)
                                                              ----------   --------    ------------
Balance, September 30, 2001.................................  11,395,818    113,956    $215,498,308
Treasury shares purchased and retired (weighted average
  discount 5.46%)*..........................................     (43,000)      (430)       (692,791)
                                                              ----------   --------    ------------
Balance, March 31, 2002.....................................  11,352,818   $113,526    $214,805,517
                                                              ==========   ========    ============

---------------------
   * The Directors have voted to retire the shares purchased.

6. Federal Income Tax Status

At September 30, 2001, the Fund had a net capital loss carryover of approximately $11,345,000 to offset future capital gains to the extent provided by regulations, available through September 30 of the following years:

 AMOUNT IN THOUSANDS
----------------------
 2003    2004    2009
------  ------  ------
$6,713  $2,634  $1,998
======  ======  ======

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $8,295,000 during fiscal 2001.

As of September 30, 2001, the Fund had temporary book/tax differences primarily attributable to post-October losses and mark to market of open futures contracts.

7. Purposes of and Risks Relating to Certain Financial Instruments

To hedge against adverse interest rate and market risks on portfolio positions in U.S. Government securities, the Fund may enter into interest rate futures contracts ("futures contracts").

These futures contracts involve element of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. At March 31, 2002, the Fund had outstanding interest rate futures contracts.

Morgan Stanley Income Securities Inc.
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2002 (UNAUDITED) continued

8. Change In Accounting Policy

Effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Fund, but resulted in a $547,961, decrease in the cost of securities and a corresponding decrease to undistributed net investment income based on securities held as of September 30, 2001.

The effect of this change for the six months ended March 31, 2002 was to increase net investment income by $92,216; increase unrealized depreciation by $490,754; and increase net realized gains by $398,538. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change.

Morgan Stanley Income Securities Inc.

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                               FOR THE SIX               FOR THE YEAR ENDED SEPTEMBER 30,
                                               MONTHS ENDED    ----------------------------------------------------
                                              MARCH 31, 2002     2001       2000       1999       1998       1997
                                              --------------   --------   --------   --------   --------   --------
                                               (unaudited)
Selected Per Share Data:

Net asset value, beginning of period........       $17.10        $16.83     $17.51     $19.04     $18.40    $ 17.42
                                                   ------        ------     ------     ------     ------    -------

Income (loss) from investment operations:
    Net investment income...................         0.52*         1.28*      1.33*      1.34       1.35       1.37
    Net realized and unrealized gain
      (loss)................................        (0.46)         0.31      (0.72)     (1.55)      0.60       0.91
                                                   ------        ------     ------     ------     ------    -------

Total income (loss) from investment
  operations................................         0.06          1.59       0.61      (0.21)      1.95       2.28
                                                   ------        ------     ------     ------     ------    -------

Dividends from net investment income........        (0.59)        (1.32)     (1.34)     (1.32)     (1.32)     (1.32)
                                                   ------        ------     ------     ------     ------    -------

Anti-dilutive effect of acquiring treasury
  shares....................................         --            --         0.05       --         0.01       0.02
                                                   ------        ------     ------     ------     ------    -------

Net asset value, end of period..............       $16.57        $17.10     $16.83     $17.51     $19.04    $ 18.40
                                                   ======        ======     ======     ======     ======    =======

Market value, end of period.................       $16.15        $17.00     $16.06     $16.31     $17.75    $16.688
                                                   ======        ======     ======     ======     ======    =======

Total Return+...............................        (1.60)%(1)    14.07%      7.17%     (1.04)%    14.75%     14.06%

Ratios to Average Net Assets:
Expenses....................................         0.67 %(2)     0.67%      0.65%      0.66%      0.65%      0.65%

Net investment income.......................         6.68 %(2)(3)  7.53%      7.89%      7.39%      7.19%      7.69%

Supplemental Data:
Net assets, end of period, in thousands.....     $188,130      $194,863   $192,131   $206,782   $225,583   $219,759

Portfolio turnover rate.....................           39 %(1)      105%        26%        38%        42%        63%

---------------------

     * The per share amounts were computed using an average number of shares outstanding during the period.
     + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)  Not annualized.
    (2)  Annualized.

    (3) Effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the six months ended March 31, 2002 was to increase the ratio of net investment income to average net assets by 0.02%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.


                       See Notes to Financial Statements

Morgan Stanley Income Securities Inc.
PORTFOLIO MANAGER CHANGE

In April 2002, David S. Horowitz, a Vice President of the Investment Manager, and Scott F. Richard, a Managing Director of the Investment Manager, were named primary portfolio managers of the Fund. Mr. Horowitz and Mr. Richard are members of the Investment Manager's Taxable Fixed Income team and have been managing portfolios for the Investment Manager and its investment advisory affiliates for more than five years.

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

38531

MORGAN STANLEY
Income Securities Inc.

Semiannual Report
March 31, 2002